UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File No. 811-22039

First Trust Specialty Finance and Financial Opportunities Fund

Exact Name of Registrant as Specified in Declaration of Trust

120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187

Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

W. Scott Jardine

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, Illinois 60187

Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

(630) 765-8000

Registrant's Telephone Number, including Area Code

Date of fiscal year end: November 30

Date of reporting period: July 1, 2022 - June 30, 2023

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Proxy Voting Record

Vote Summary
OFS CAPITAL CORPORATION
Security	67103B100		Meeting Type	Special
Ticker Symbol	OFS		Meeting Date	13-Jul-2022
ISIN	US67103B1008		Agenda	935631209 - Management
Record Date	13-Apr-2022		Holding Recon Date	13-Apr-2022
City / Country	/ United		Vote Deadline Date	12-Jul-2022
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	To authorize flexibility for the Company, with approval of	Management	Split	Split
its Board of Directors, to sell or otherwise issue shares of its common stock (during the next 12 months) at a price
below the Company's then-current net asset value per
share in one or more offerings, subject to certain
limitations set forth in the proxy statement for the Special
Meeting of Stockholders (including that the cumulative
number of shares sold pursuant to such authority does
not exceed 25% of the Company's then-outstanding
common stock immediately prior to each such sale).

CAPITAL SOUTHWEST CORPORATION
Security	140501107		Meeting Type	Annual
Ticker Symbol	CSWC		Meeting Date	27-Jul-2022
ISIN	US1405011073		Agenda	935674160 - Management
Record Date	01-Jun-2022		Holding Recon Date	01-Jun-2022
City / Country	/ United		Vote Deadline Date	26-Jul-2022
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
	1 Christine S. Battist		Split	Split
	2 David R. Brooks		Split	Split
	3 Bowen S. Diehl		Split	Split
	4 Jack D. Furst		Split	Split
	5 Ramona Rogers-Windsor		Split	Split
	6 William R. Thomas		Split	Split
2.	To approve, on an advisory basis, the compensation of	Management	Split	Split
Capital Southwest Corporation's named executive
officers.
3.	To approve the Capital Southwest Corporation 2021 Non-	Management	Split	Split
Employee Director Restricted Stock Award Plan.
4.	To ratify the appointment of RSM US LLP as Capital	Management	Split	Split
Southwest Corporation's independent registered public
accounting firm for the fiscal year ending March 31, 2023.

FS KKR CAPITAL CORP.
Security	302635206		Meeting Type	Annual
Ticker Symbol	FSK		Meeting Date	3-Aug-22
ISIN	US3026352068		Agenda	935647961 - Management
Record Date	25-Apr-2022		Holding Recon Date	25-Apr-2022
City / Country	/ United		Vote Deadline Date	02-Aug-2022
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
	1 Barbara Adams		Split	Split
	2 Michael C. Forman		Split	Split
	3 Jerel A. Hopkins		Split	Split
2.	To approve the proposal to allow the Company in future	Management	Split	Split
offerings to sell its shares below net asset value per
share in order to provide flexibility for future sales.

ARES CAPITAL CORPORATION
Security	04010L103		Meeting Type	Special
Ticker Symbol	ARCC		Meeting Date	04-Aug-2022
ISIN	US04010L1035		Agenda	935672659 - Management
Record Date	23-May-2022		Holding Recon Date	23-May-2022
City / Country	/ United		Vote Deadline Date	3-Aug-22
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	To authorize the Company, with the approval of its board	Management	Split	Split
of directors, to sell or otherwise issue shares of its
common stock at a price below its then current net asset
value per share subject to the limitations set forth in the
proxy statement for the special meeting of stockholders
(including, without limitation, that the number of shares
issued does not exceed 25% of the Company's then
outstanding common stock).

BLACKSTONE SECURED LENDING FUND (BXSL)
Security	09261X102		Meeting Type	Annual
Ticker Symbol	BXSL		Meeting Date	16-Sep-2022
ISIN	US09261X1028		Agenda	935695746 - Management
Record Date	25-Jul-2022		Holding Recon Date	25-Jul-2022
City / Country	/ United		Vote Deadline Date	15-Sep-2022
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class I Independent Trustee: James F. Clark	Management	Split	Split
1b.	Election of Class I Independent Trustee: Vicki L. Fuller	Management	Split	Split
1c.	Election of Class I Interested Trustee: Vikrant Sawhney	Management	Split	Split
2.	Ratify the appointment of Deloitte & Touche LLP as our	Management	Split	Split
independent registered public accounting firm for the
fiscal year ending December 31, 2022.

SLR INVESTMENT CORP.
Security	83413U100		Meeting Type	Annual
Ticker Symbol	SLRC		Meeting Date	26-Oct-2022
ISIN	US83413U1007		Agenda	935710322 - Management
Record Date	31-Aug-2022		Holding Recon Date	31-Aug-2022
City / Country	/ United		Vote Deadline Date	25-Oct-2022
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director to serve until 2025: David S. Wachter	Management	Split	Split
2.	To authorize SLR Investment Corp. to sell shares of its	Management	Split	Split
common stock at a price or prices below SLR Investment
Corp.'s then current net asset value per share in one or
more offerings, in each case subject to the approval of its
board of directors and compliance with the conditions set
forth in the proxy statement (including, without limitation, that the number of shares issued does not exceed 25%
of SLR Investment Corp.'s then outstanding common
stock immediately prior to each such offering).

GOLUB CAPITAL BDC, INC.
Security	38173M102		Meeting Type	Annual
Ticker Symbol	GBDC		Meeting Date	07-Feb-2023
ISIN	US38173M1027		Agenda	935752623 - Management
Record Date	12-Dec-2022		Holding Recon Date	12-Dec-2022
City / Country	/ United		Vote Deadline Date	06-Feb-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class I Director of the Company who will each	Management	Split	Split
serve for a term expiring in 2026: David B. Golub
1b.	Election of Class I Director of the Company who will each	Management	Split	Split
serve for a term expiring in 2026: Anita J. Rival
2.	To ratify the selection of Ernst & Young LLP to serve as	Management	Split	Split
the Company's independent registered public accounting
firm for the fiscal year ending September 30, 2023.

PENNANTPARK INVESTMENT CORPORATION
Security	708062104		Meeting Type	Annual
Ticker Symbol	PNNT		Meeting Date	07-Feb-2023
ISIN	US7080621045		Agenda	935749602 - Management
Record Date	30-Nov-2022		Holding Recon Date	30-Nov-2022
City / Country	/ United		Vote Deadline Date	06-Feb-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Marshall Brozost	Management	Split	Split
1b.	Election of Director: Samuel L. Katz	Management	Split	Split
2.	To ratify the selection of RSM US LLP to serve as the	Management	Split	Split
Company's independent registered public accounting firm
for the fiscal year ending September 30, 2023.

FIRST EAGLE ALTERNATIVE CAPITAL BDC, INC
Security	26943B100		Meeting Type	Special
Ticker Symbol	FCRD		Meeting Date	07-Mar-2023
ISIN	US26943B1008		Agenda	935761456 - Management
Record Date	19-Jan-2023		Holding Recon Date	19-Jan-2023
City / Country	/ United		Vote Deadline Date	06-Mar-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	To adopt the Agreement and Plan of Merger, dated as of	Management	Split	Split
October 3, 2022, by and among Crescent Capital BDC,
Inc., Echelon Acquisition Sub, Inc., Echelon Acquisition
Sub LLC, FCRD, and Crescent Cap Advisors, LLC, and
approve the transactions contemplated thereby, including
the Mergers (as defined in the Notice of Special Meeting
of Stockholders) (such proposal collectively, the "Merger
Proposal").
2.	To approve the adjournment of the Special Meeting, if	Management	Split	Split
necessary or appropriate, to solicit additional proxies, in
the event that there are insufficient votes at the time of
the Special Meeting to approve the Merger Proposal.

NEW MOUNTAIN FINANCE CORPORATION
Security	647551100		Meeting Type	Annual
Ticker Symbol	NMFC		Meeting Date	18-Apr-2023
ISIN	US6475511001		Agenda	935773552 - Management
Record Date	21-Feb-2023		Holding Recon Date	21-Feb-2023
City / Country	/ United		Vote Deadline Date	17-Apr-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
	1 Steven B. Klinsky		Split	Split
	2 Daniel B. Hébert		Split	Split
	3 Rome G. Arnold III		Split	Split
2.	To ratify the appointment of Deloitte & Touche LLP to	Management	Split	Split
serve as New Mountain Finance Corporation's
independent registered public accounting firm for the
fiscal year ending December 31, 2023.

AGNC INVESTMENT CORP.
Security	00123Q104		Meeting Type	Annual
Ticker Symbol	AGNC		Meeting Date	20-Apr-2023
ISIN	US00123Q1040		Agenda	935775645 - Management
Record Date	24-Feb-2023		Holding Recon Date	24-Feb-2023
City / Country	/ United		Vote Deadline Date	19-Apr-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Donna J. Blank	Management	Split	Split
1b.	Election of Director: Morris A. Davis	Management	Split	Split
1c.	Election of Director: Peter J. Federico	Management	Split	Split
1d.	Election of Director: John D. Fisk	Management	Split	Split
1e.	Election of Director: Andrew A. Johnson, Jr.	Management	Split	Split
1f.	Election of Director: Gary D. Kain	Management	Split	Split
1g.	Election of Director: Prue B. Larocca	Management	Split	Split
1h.	Election of Director: Paul E. Mullings	Management	Split	Split
1i.	Election of Director: Frances R. Spark	Management	Split	Split
2.	Advisory vote to approve the compensation of our named	Management	Split	Split
executive officers.
3.	Advisory vote on the frequency of future advisory votes	Management	Split	Split
on executive compensation.
4.	Ratification of appointment of Ernst & Young LLP as our	Management	Split	Split
independent public accountant for the year ending
December 31, 2023.
5a.	Approve amendments to our Amended and Restated	Management	Split	Split
Certificate of Incorporation eliminating supermajority
voting requirements for stockholders to: amend certain
provisions of our Amended and Restated Certificate of
Incorporation.
5b.	Approve amendments to our Amended and Restated	Management	Split	Split
Certificate of Incorporation eliminating supermajority
voting requirements for stockholders to: amend our
Fourth Amended and Restated Bylaws.
5c.	Approve amendments to our Amended and Restated	Management	Split	Split
Certificate of Incorporation eliminating supermajority
voting requirements for stockholders to: remove directors.

PHENIXFIN CORPORATION
Security	71742W103		Meeting Type	Annual
Ticker Symbol	PFX		Meeting Date	27-Apr-2023
ISIN	US71742W1036		Agenda	935779516 - Management
Record Date	02-Mar-2023		Holding Recon Date	02-Mar-2023
City / Country	/ United		Vote Deadline Date	26-Apr-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director to hold office for a term of three	Management	Split	Split
years: Karin Hirtler-Garvey
1b.	Election of Director to hold office for a term of three	Management	Split	Split
years: Lowell W. Robinson
2.	To ratify the appointment of KPMG LLP to serve as the	Management	Split	Split
Company's independent registered public accounting firm
for the fiscal year ending September 30, 2023.
3.	To provide an advisory vote on executive compensation.	Management	Split	Split

TRIPLEPOINT VENTURE GROWTH BDC CORP.
Security	89677Y100		Meeting Type	Annual
Ticker Symbol	TPVG		Meeting Date	27-Apr-2023
ISIN	US89677Y1001		Agenda	935781408 - Management
Record Date	08-Mar-2023		Holding Recon Date	08-Mar-2023
City / Country	/ United		Vote Deadline Date	26-Apr-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class III Director to serve until next Annual	Management	Split	Split
Meeting 2026: James P. Labe
1b.	Election of Class III Director to serve until next Annual	Management	Split	Split
Meeting 2026: Cynthia M. Fornelli
1c.	Election of Class III Director to serve until next Annual	Management	Split	Split
Meeting 2026: Katherine J. Park
2.	To ratify the selection of Deloitte & Touche LLP to serve	Management	Split	Split
as the Company's independent registered public
accounting firm for the fiscal year ending December 31,
2023.

MAIN STREET CAPITAL CORPORATION
Security	56035L104		Meeting Type	Annual
Ticker Symbol	MAIN		Meeting Date	01-May-2023
ISIN	US56035L1044		Agenda	935779643 - Management
Record Date	28-Feb-2023		Holding Recon Date	28-Feb-2023
City / Country	/ United		Vote Deadline Date	28-Apr-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Director: J. Kevin Griffin	Management	Split	Split
1.2	Election of Director: John E. Jackson	Management	Split	Split
1.3	Election of Director: Brian E. Lane	Management	Split	Split
1.4	Election of Director: Kay Matthews	Management	Split	Split
1.5	Election of Director: Dunia A. Shive	Management	Split	Split
1.6	Election of Director: Stephen B. Solcher	Management	Split	Split
1.7	Election of Director: Vincent D. Foster	Management	Split	Split
1.8	Election of Director: Dwayne L. Hyzak	Management	Split	Split
2.	Proposal to ratify our appointment of Grant Thornton LLP	Management	Split	Split
as our independent registered public accounting firm for
the year ending December 31, 2023.
3.	Advisory non-binding approval of executive	Management	Split	Split
compensation.
4.	Advisory non-binding approval of frequency of future	Management	Split	Split
advisory votes on executive compensation.
5.	Proposal to approve an amendment to our Articles of	Management	Split	Split
Amendment and Restatement to allow our stockholders
to amend our bylaws.

BARINGS BDC, INC.
Security	06759L103		Meeting Type	Annual
Ticker Symbol	BBDC		Meeting Date	04-May-2023
ISIN	US06759L1035		Agenda	935787183 - Management
Record Date	06-Mar-2023		Holding Recon Date	06-Mar-2023
City / Country	/ United		Vote Deadline Date	03-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class II Director who will serve until 2026	Management	Split	Split
Annual Meeting: Steve Byers
1b.	Election of Class II Director who will serve until 2026	Management	Split	Split
Annual Meeting: Valerie Lancaster-Beal
1c.	Election of Class II Director who will serve until 2026	Management	Split	Split
Annual Meeting: John A. Switzer
2.	To authorize the Company, with subsequent approval of	Management	Split	Split
its Board of Directors, to issue and sell shares of its
common stock at a price below its then current net asset
value per share in one or more offerings, subject to
certain limitations (including, without limitation, that the number of shares does not exceed 30% of its then
outstanding common stock immediately prior to each
such offering).

BERKSHIRE HATHAWAY INC.
Security	084670702		Meeting Type	Annual
Ticker Symbol	BRKB		Meeting Date	06-May-2023
ISIN	US0846707026		Agenda	935785418 - Management
Record Date	08-Mar-2023		Holding Recon Date	08-Mar-2023
City / Country	/ United		Vote Deadline Date	05-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
	1 Warren E. Buffett		Split	Split
	2 Charles T. Munger		Split	Split
	3 Gregory E. Abel		Split	Split
	4 Howard G. Buffett		Split	Split
	5 Susan A. Buffett		Split	Split
	6 Stephen B. Burke		Split	Split
	7 Kenneth I. Chenault		Split	Split
	8 Christopher C. Davis		Split	Split
	9 Susan L. Decker		Split	Split
	10 Charlotte Guyman		Split	Split
	11 Ajit Jain		Split	Split
	12 Thomas S. Murphy, Jr.		Split	Split
	13 Ronald L. Olson		Split	Split
	14 Wallace R. Weitz		Split	Split
	15 Meryl B. Witmer		Split	Split
2.	Non-binding resolution to approve the compensation of	Management	Split	Split
the Company's Named Executive Officers, as described
in the 2023 Proxy Statement.
3.	Non-binding resolution to determine the frequency	Management	Split	Split
(whether annual, biennial or triennial) with which
shareholders of the Company shall be entitled to have an
advisory vote on executive compensation.
	Shareholder proposal regarding how the Company	Shareholder	Split	Split
4.	manages physical and transitional climate related risks
and opportunities.
5.	Shareholder proposal regarding how climate related risks	Shareholder	Split	Split
are being governed by the Company.
6.	Shareholder proposal regarding how the Company	Shareholder	Split	Split
intends to measure, disclose and reduce GHG emissions
associated with its underwriting, insuring and investment
activities.
7.	Shareholder proposal regarding the reporting on the	Shareholder	Split	Split
effectiveness of the Corporation's diversity, equity and
inclusion efforts.
8.	Shareholder proposal regarding the adoption of a policy	Shareholder	Split	Split
requiring that two separate people hold the offices of the
Chairman and the CEO.
9.	Shareholder proposal requesting that the Company avoid	Shareholder	Split	Split
supporting or taking a public policy position on
controversial social and political issues.

CRESCENT CAPITAL BDC, INC.
Security	225655109		Meeting Type	Annual
Ticker Symbol	CCAP		Meeting Date	12-May-2023
ISIN	US2256551092		Agenda	935787551 - Management
Record Date	14-Mar-2023		Holding Recon Date	14-Mar-2023
City / Country	/ United		Vote Deadline Date	11-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class II Director to serve for a three-year term	Management	Split	Split
expiring at the 2026 Annual Meeting: Susan Y. Lee
1b.	Election of Class II Director to serve for a three-year term	Management	Split	Split
expiring at the 2026 Annual Meeting: Michael S. Segal
2.	To ratify the selection of Ernst & Young LLP ("E&Y") as	Management	Split	Split
the Corporation's independent registered public
accounting firm for the fiscal year ending December 31,
2023.

ANNALY CAPITAL MANAGEMENT, INC.
Security	035710839		Meeting Type	Annual
Ticker Symbol	NLY		Meeting Date	17-May-2023
ISIN	US0357108390		Agenda	935793807 - Management
Record Date	20-Mar-2023		Holding Recon Date	20-Mar-2023
City / Country	/ United		Vote Deadline Date	16-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Francine J. Bovich	Management	Split	Split
1b.	Election of Director: David L. Finkelstein	Management	Split	Split
1c.	Election of Director: Thomas Hamilton	Management	Split	Split
1d.	Election of Director: Kathy Hopinkah Hannan	Management	Split	Split
1e.	Election of Director: Michael Haylon	Management	Split	Split
1f.	Election of Director: Martin Laguerre	Management	Split	Split
1g.	Election of Director: Eric A. Reeves	Management	Split	Split
1h.	Election of Director: John H. Schaefer	Management	Split	Split
1i.	Election of Director: Glenn A. Votek	Management	Split	Split
1j.	Election of Director: Vicki Williams	Management	Split	Split
2.	Advisory approval of the Company's executive	Management	Split	Split
compensation.
3.	Advisory vote on the frequency of future advisory votes to	Management	Split	Split
approve the Company's executive compensation.
4.	Amendment to the Company's Charter to decrease the	Management	Split	Split
number of authorized shares of stock.
5.	Ratification of the appointment of Ernst & Young LLP as	Management	Split	Split
the Company's independent registered public accounting
firm for the fiscal year ending December 31, 2023.
6.	Advisory stockholder proposal to further reduce the	Shareholder	Split	Split
ownership threshold to call a special meeting.

ARES CAPITAL CORPORATION
Security	04010L103		Meeting Type	Annual
Ticker Symbol	ARCC		Meeting Date	17-May-2023
ISIN	US04010L1035		Agenda	935797944 - Management
Record Date	15-Mar-2023		Holding Recon Date	15-Mar-2023
City / Country	/ United		Vote Deadline Date	16-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Class I Director of the Company to serve until	Management	Split	Split
the 2026 Annual Meeting of Stockholders: Michael J
Arougheti
1b.	Election of Class I Director of the Company to serve until	Management	Split	Split
the 2026 Annual Meeting of Stockholders: Ann Torre
Bates
	Election of Class I Director of the Company to serve until	Management	Split
1c.	the 2026 Annual Meeting of Stockholders: Steven B.			Split
McKeever
2.	To ratify the selection of KPMG LLP as the Company's	Management	Split	Split
independent registered public accounting firm for the year
ending December 31, 2023.

GOLDMAN SACHS BDC, INC.
Security	38147U107		Meeting Type	Annual
Ticker Symbol	GSBD		Meeting Date	17-May-2023
ISIN	US38147U1079		Agenda	935816415 - Management
Record Date	31-Mar-2023		Holding Recon Date	31-Mar-2023
City / Country	/ United		Vote Deadline Date	16-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.1	Election of Class III Director to serve until the 2026	Management	Split	Split
annual meeting of the stockholders: Ross J. Kari
2.	To ratify the selection of PricewaterhouseCoopers LLP as	Management	Split	Split
the Company's independent registered public accounting
firm for the fiscal year ending December 31, 2023.

MARKEL CORPORATION
Security	570535104		Meeting Type	Annual
Ticker Symbol	MKL		Meeting Date	17-May-2023
ISIN	US5705351048		Agenda	935791586 - Management
Record Date	09-Mar-2023		Holding Recon Date	09-Mar-2023
City / Country	/ United		Vote Deadline Date	16-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Mark M. Besca	Management	Split	Split
1b.	Election of Director: K. Bruce Connell	Management	Split	Split
1c.	Election of Director: Lawrence A. Cunningham	Management	Split	Split
1d.	Election of Director: Thomas S. Gayner	Management	Split	Split
1e.	Election of Director: Greta J. Harris	Management	Split	Split
1f.	Election of Director: Morgan E. Housel	Management	Split	Split
1g.	Election of Director: Diane Leopold	Management	Split	Split
1h.	Election of Director: Anthony F. Markel	Management	Split	Split
1i.	Election of Director: Steven A. Markel	Management	Split	Split
1j.	Election of Director: Harold L. Morrison, Jr.	Management	Split	Split
1k.	Election of Director: Michael O'Reilly	Management	Split	Split
1l.	Election of Director: A. Lynne Puckett	Management	Split	Split
2.	Advisory vote on approval of executive compensation.	Management	Split	Split
3.	Advisory vote on frequency of advisory votes on approval	Management	Split	Split
of executive compensation.
4.	Ratify the selection of KPMG LLP by the Audit Committee	Management	Split	Split
of the Board of Directors as the Company's independent
registered public accounting firm for the year ending
December 31, 2023.

SIXTH STREET SPECIALTY LENDING, INC.
Security	83012A109		Meeting Type	Annual
Ticker Symbol	TSLX		Meeting Date	25-May-2023
ISIN	US83012A1097		Agenda	935817392 - Management
Record Date	31-Mar-2023		Holding Recon Date	31-Mar-2023
City / Country	/ United		Vote Deadline Date	24-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
	1 Joshua Easterly		Split	Split
	2 Michael Fishman		Split	Split
	3 Hurley Doddy		Split	Split
2.	To ratify the selection of KPMG LLP as the Company's	Management	Split	Split
independent registered public accounting firm for the
fiscal year ending December 31, 2023.

SIXTH STREET SPECIALTY LENDING, INC.
Security	83012A109		Meeting Type	Special
Ticker Symbol	TSLX		Meeting Date	25-May-2023
ISIN	US83012A1097		Agenda	935825109 - Management
Record Date	31-Mar-2023		Holding Recon Date	31-Mar-2023
City / Country	/ United		Vote Deadline Date	24-May-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	To approve a proposal to authorize the Company to sell	Management	Split	Split
or otherwise issue shares of its common stock at a price
below its then-current net asset value per share in one or
more offerings, in each case subject to the approval of its
Board of Directors and subject to the conditions set forth
in the accompanying proxy statement.

OFS CAPITAL CORPORATION
Security	67103B100		Meeting Type	Annual
Ticker Symbol	OFS		Meeting Date	07-Jun-2023
ISIN	US67103B1008		Agenda	935834184 - Management
Record Date	12-Apr-2023		Holding Recon Date	12-Apr-2023
City / Counry	/ United		Vote Deadline Date	06-Jun-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
	1 Romita Shetty		Split	Split
	2 Bilal Rashid		Split	Split
2.	The ratification of the selection of KPMG LLP as our	Management	Split	Split
independent registered public accounting firm for the year
ending December 31, 2023.

OWL ROCK CAPITAL CORPORATION
Security	69121K104		Meeting Type	Annual
Ticker Symbol	ORCC		Meeting Date	21-Jun-2023
ISIN	US69121K1043		Agenda	935812164 - Management
Record Date	24-Mar-2023		Holding Recon Date	24-Mar-2023
City / Country	/ United		Vote Deadline Date	20-Jun-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director for three-year terms expiring at the	Management	Split	Split
2026 annual meeting: Eric Kaye
1b.	Election of Director for three-year terms expiring at the	Management	Split	Split
2026 annual meeting: Victor Woolridge
2.	To ratify the appointment of KPMG LLP as the	Management	Split	Split
Company's independent registered public accounting firm
for the fiscal year ending December 31, 2023.

TRINITY CAPITAL INC.
Security	896442308		Meeting Type	Annual
Ticker Symbol	TRIN		Meeting Date	21-Jun-2023
ISIN	US8964423086		Agenda	935850859 - Management
Record Date	17-Apr-2023		Holding Recon Date	17-Apr-2023
City / Country	/ United		Vote Deadline Date	20-Jun-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1a.	Election of Director: Ronald E. Estes	Management	Split	Split
1b.	Election of Director: Michael E. Zacharia	Management	Split	Split
2.	To approve the proposed amended Articles of	Management	Split	Split
Amendment and Restatement to declassify the
Company's Board of Directors.
3.	To authorize the Company to sell or otherwise issue up to	Management	Split	Split
25% of then-outstanding shares at a price below then
current NAV per share.

PORTMAN RIDGE FINANCE CORPORATION
Security	73688F201		Meeting Type	Annual
Ticker Symbol	PTMN		Meeting Date	22-Jun-2023
ISIN	US73688F2011		Agenda	935860393 - Management
Record Date	25-Apr-2023		Holding Recon Date	25-Apr-2023
City / Country	/ United		Vote Deadline Date	21-Jun-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.	DIRECTOR	Management	Split	Split
	1 Jennifer Kwon Chou		Split	Split
	2 Joseph Morea		Split	Split
	3 Robert Warshauer		Split	Split
2.	To ratify the selection of Deloitte & Touche LLP as the	Management	Split	Split
independent registered public accountant of the
Company for the fiscal year ending December 31, 2023.

BLACKROCK TCP CAPITAL CORP.
Security	09259E108		Meeting Type	Annual
Ticker Symbol	TCPC		Meeting Date	23-Jun-2023
ISIN	US09259E1082		Agenda	935831823 - Management
Record Date	27-Mar-2023		Holding Recon Date	27-Mar-2023
City / Country	/ United		Vote Deadline Date	22-Jun-2023
States
SEDOL(s)			Quick Code
Item	Proposal	Proposed by	Vote	For/Against Management
1.		Management	Split	Split
	DIRECTOR		Split	Split
	1 Eric J. Draut		Split	Split
	2 Karen L. Leets		Split	Split
	3 Andrea L. Petro		Split	Split
	4 M. Freddie Reiss		Split	Split
	5 Peter E. Shwab		Split	Split
6 Rajneesh Vig
2.	To consider and vote on a proposal to renew the	Management	Split	Split
Company's authorization, with approval of its Board of
Directors, to sell shares of the Company's common stock
(for up to the next 12 months) at a price or prices below
its then current net asset value per share in one or more
offerings, subject to certain limitations set forth in the
proxy statement (including, without limitation, that the
number of shares sold on any given date does not
exceed 25% of the Company's then outstanding common
stock immediately prior to such sale).

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FIRST TRUST SPECIALTY FINANCE AND FINANCIAL OPPORTUNITIES FUND

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer

Date	July 27, 2023

* Print the name and title of each signing officer under his or her signature.